SECURITIZED VACATION OWNERSHIP DEBT	12 Months Ended
Dec. 31, 2017
SECURITIZED VACATION OWNERSHIP DEBT
SECURITIZED VACATION OWNERSHIP DEBT

NOTE 14—SECURITIZED VACATION OWNERSHIP DEBT

As discussed in Note 11, the VIEs associated with the securitization of our VOI mortgages receivable are consolidated in our financial statements. Securitized vacation ownership debt consisted of the following (in millions):

	December 31,	December 31,
	2017	2016
2011 securitization, interest rates ranging from 3.67% to 4.82%, maturing 2026	$—	$44
2012 securitization, interest rates ranging from 2.00% to 2.76%, maturing 2023	33	46
2016 securitization, interest rates ranging from 2.54% to 2.74%, maturing 2026	244	345
2017 securitization, interest rates ranging from 2.33% to 2.93%, maturing 2029	305	—
Unamortized debt issuance costs (2016 & 2017 securitization)	(7)	(5)
Total securitized vacation ownership debt, net of debt issuance costs	$575	$430

On September 22, 2017, we completed a term securitization transaction involving the issuance of $325 million of asset-backed notes. An indirect wholly-owned subsidiary of Vistana issued $240 million of Class A notes, $59 million of Class B notes and $26 million of Class C notes. The notes are backed by vacation ownership loans and have coupons of 2.33%,  2.63% and 2.93%, respectively, for an overall weighted average coupon of 2.43%. The advance rate for this transaction was approximately 97%.

Of the $325 million in proceeds from the transaction, approximately $65 million was held in escrow to purchase additional vacation ownership loans, including the redemption of the outstanding balance on Vistana’s 2011 securitization completed in December 2017. The remainder of the proceeds were used to pay down a portion of the borrowings outstanding under our $600 million revolving credit facility, pay transaction expenses, fund required reserves  and for general corporate purposes.

On September 20, 2016, we completed a term securitization transaction involving the issuance of $375 million of asset-backed notes. An indirect wholly-owned subsidiary of Vistana issued $346 million of Class A notes and $29 million of Class B notes. The notes are backed by vacation ownership loans and have coupons of 2.54% and 2.74%, respectively, for an overall weighted average coupon of 2.56%. The advance rate for this transaction was approximately 96.5%.

Of the $375 million in proceeds from the transaction, approximately $33 million was used to repay the outstanding balance on Vistana’s 2010 securitization and the remainder was used to pay down a portion of the borrowings outstanding under our $600 million revolving credit facility, pay transaction expenses, fund required reserves and for general corporate purposes. In the first quarter of 2017, the VIE purchased approximately $19 million of loans, allowing for the release of the proceeds held in escrow as of December 31, 2016.

During the years ended December 31, 2017 and 2016, interest expense associated with securitized vacation ownership debt totaled $12 million and $5 million, respectively, and is reflected within consumer financing expenses in our accompanying consolidated statements of income. The securitized debt is non-recourse with no contractual minimum repayment amounts throughout its term. The amount of each principal payment is contingent on the cash flows from the underlying vacation ownership notes in a given period. Refer to Note 6 for the stated maturities of our securitized vacation ownership notes receivable, which provide an indication of the potential repayment pattern before the impact of any prepayments or defaults.

As of December 31, 2017 and 2016, total unamortized debt issuance costs pertaining to the 2016 and 2017 securitizations were $7 million and $5 million, respectively, which is presented as a reduction of securitized debt from VIEs in the accompanying consolidated balance sheets. Unamortized debt issuance costs pertaining to our securitized debt are amortized to interest expense using the effective interest method through the estimated life of the respective debt instruments.